Introduction Basis of Presentation of the Consolidated Financial Statements and Other Information	12 Months Ended
Dec. 31, 2017
Intro, basis of presentation of the consolidated financial statements and other information
Introduction, basis of presentation of the consolidated financial statements and other information

1.    Introduction, basis of presentation of the consolidated financial statements and other information

a)Introduction

Banco Santander, S.A. (“the Bank” or “Banco Santander”) is a private-law entity subject to the rules and regulations applicable to banks operating in Spain.

In addition to the operations carried on directly by it, the Bank is the head of a group of subsidiaries that engage in various business activities and which compose, together with it, Santander Group (“the Group” or “Santander Group”). Therefore, the Bank is obliged to prepare, in addition to its own separate financial statements, the Group's consolidated financial statements, which also include the interests in joint ventures and investments in associates.

b)Basis of presentation of the consolidated financial statements

Under Regulation (EC) no. 1606/2002 of the European Parliament and of the Council of July 19, 2002 all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated financial statements for the years beginning on or after January 1, 2005 in conformity with the International Financial Reporting Standards (“IFRSs”) previously adopted by the European Union (“EU-IFRSs”).

In order to adapt the accounting system of Spanish credit institutions to the new standards, the Bank of Spain issued Circular 4/2004, of December 22 on Public and Confidential Financial Reporting Rules and Formats.

The Group's consolidated financial statements for 2017 were authorized by the Bank's directors (at the board meeting on February 13, 2018) in accordance with International Financial Reporting Standards as adopted by the European Union and with Bank of Spain Circular 4/2004 and Spanish corporate and commercial law applicable to the Group and in compliance with IFRS as issued by the International Accounting Standards Board (“IFRS – IASB” and together with IFRS adopted by the European Union, “IFRS”), using the basis of consolidation, accounting policies and measurement bases set forth in Note 2, accordingly, they present fairly the Group's equity and financial position at December 31, 2017, 2016 and 2015 and the consolidated results of its operations, the consolidated recognized income and expense, the changes in its consolidated equity and the consolidated cash flows in 2017, 2016 and 2015. These consolidated financial statements were prepared from the accounting records kept by the Bank and by the other Group entities, and include the adjustments and reclassifications required to unify the accounting policies and measurement bases applied by the Group.

The notes to the consolidated financial statements contain additional information to that presented in the consolidated balance sheet, consolidated income statement, consolidated statement of recognized income and expense, consolidated statement of changes in total equity and consolidated statement of cash flows. The notes provide, in a clear, relevant, reliable and comparable manner, narrative descriptions and breakdowns of these financial statements.

Adoption of new standards and interpretations issued

The following standards came into force and were adopted by the European Union in 2017:

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Modification of IAS (International Accounting Standards) 12 Recognition of deferred tax assets for unrealized losses (effective for annual reporting periods beginning on or after January 1, 2017) clarify that the existence of a deductible temporary differences depends just on the comparison between the carrying amount and tax base of assets and liabilities at the end of the informed period and it is not affected by possible future changes on the carrying amount or the expected standard of the asset recovery.

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Modification of IAS 7 Disclosure initiative (effective for annual reporting periods beginning on or after January 1, 2017) has as its main objective to improve the presentation and the breakdown in the statement of cash flows. The modifications require disclosures about changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes.

The application of the aforementioned accounting standards did not have any material effects on the Group’s consolidated financial statements.

Also, at the date of preparation of these consolidated financial statements, the following amendments with an effective date subsequent to December 31, 2017 were in force:

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IFRS 9 Financial instruments - Classification and measurement, hedging and impairment (mandatory for annual periods starting from January 1, 2018). IFRS 9 establishes the recognition and measurement requirements for financial instruments and certain classes of contracts for trades involving non-financial assets. These requirements should be applied in a retrospective manner, by adjusting the opening balance at January 1, 2018, without restating the comparative financial statements. The main aspects of the new standard are:

(a)  Classification of financial instruments: the classification criteria for financial assets depends on the business model for their management and the characteristics of their contractual flows. Depending on these factors, the asset can be measured at amortized cost, at fair value with changes reported in other comprehensive income, or at fair value with changes reported through profit and loss for the period. IFRS 9 also establishes an option to designate an instrument at fair value with changes in profit or loss, under certain conditions. Santander Group uses the following criteria for the classification of financial debt instruments:

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Amortized cost: financial instruments under a business model whose objective is to collect principal and interest cash flows, over those where no significant unjustified sales exist and fair value is not a key factor in managing these financial assets. In this way, unjustified sales are those that are different from sales related with an increase in the asset´s credit risk, unanticipated funding needs (stress case scenario), even if such sales are significant in value , or from sales of assets that no longer met the credit criteria specified in the entity’s investment policy. Additionally, the contractual flow characteristics substantially represent a “basic financing agreement”.

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Fair value with changes recognized through other comprehensive income: financial instruments held in a business model whose objective is to collect principal and interest cash flows and the sale of these assets, where fair value is a key factor in their management. Additionally, the contractual cash flow characteristics substantially represent a “basic financing agreement”.

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Fair value with changes recognized through profit or loss: financial instruments included in a business model whose objective is not obtained through the above mentioned models, where fair value is a key factor in managing of these assets, and financial instruments whose contractual cash flow characteristics do not substantially represent a “basic financing agreement”.

Santander Group’s main activity revolves around retail and commercial banking operations, and its exposure does not focus on complex financial products. The Group's main objective is to achieve consistent classification of financial instruments in the portfolios as established under IFRS 9. To this end, it has developed guidelines containing criteria to ensure consistent classification across all of its units. Additionally, the Group has analyzed its portfolios under these criteria, in order to assign its financial instruments to the appropriate portfolio under IFRS 9, with no significant changes being identified. Based on this analysis, Santander Group concludes that:

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Most of its financial assets classified as loans and advances under IAS 39 will continue to be recognized at amortized cost under IFRS 9. As a consequence of the contractual cash flows characteristics analysis of the financial instruments, a 0.3% of the total balance at December 31, 2017 under IAS 39 for the period primarily will be reclassified to fair value with changes reported through profit and loss. As a result of the business model definition according to the assets managed, a 0.2% of the total balance at December 31, 2017 under IAS 39 will be reclassified to fair value with changes recognized in other comprehensive income.

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In general, debt instruments classified as available-for-sale financial assets will be measured at fair value with changes recognized through other comprehensive income. As a consequence of the contractual cash flows characteristics analysis of the financial instruments, a 0.2% of the total balance at December 31, 2017 under IAS 39 for the period primarily, will be reclassified to fair value with changes reported through profit and loss. As a result of the business model definition according to the assets managed, a 5.1% of the total balance at December 31, 2017 under IAS 39 will be reclassified to fair value with changes recognized in other comprehensive income.

However, the expected impact in shareholders´ equity due to the reclassifications mentioned above is not considered significant.

Available-for-sale equity instruments will be classified at fair value under IFRS 9, with changes recognized through profit or loss, unless the Group decides, for non-trading assets, to classify them at fair value with changes recognized through other comprehensive income (irrevocably).

IAS 39 financial liabilities classification and measurement criteria remains substantially unchanged under IFRS 9. Nevertheless, in most cases, the changes in the fair value of financial liabilities designated at fair value with changes recognized through profit or loss for the year, due to the entity credit risk, are classified under other comprehensive income.

On October 12, 2017, the IASB (International Accounting Standards Board) published a clarification on the treatment of certain prepayment options in relation to the assessment of contractual cash flows of principal and interest on financial instruments, which is currently pending approval by the European Union. However, the Group does not expect a significant impact in the transition period prior to the adoption of this amendment.

(b)   Credit risk impairment model: the most important new development compared with the current model is that the new accounting standard introduces the concept of expected loss, whereas the current model (IAS 39) is based on incurred loss.

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Scope of application: The IFRS 9 impairment model applies to financial assets valued at amortized cost, debt instruments valued at fair value with changes reported in other comprehensive income, lease receivables, and commitments and guarantees given not valued at fair value.

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Use of practical expedients under IFRS 9: IFRS 9 includes a number of practical expedients that may be implemented by entities to facilitate implementation. However, in order to achieve full and high quality implementation of the standard, considering industry best practices, these practical expedients will not be widely used:

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Rebuttable presumption that the credit risk has increased significantly when payments are more than 30 days past due: this threshold is used as an additional – but not primary - indicator of significant risk increase. Additionally, there may be cases in the Group where its use has been rebutted as a result of studies that show a low correlation of the significant risk increase with this past due threshold.

-	Assets with low credit risk at the reporting date: in general, the Group assesses the existence of significant risk increase in all its financial instruments.
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Impairment estimation methodology: the portfolio of financial instruments subject to impairment is divided into three categories, based on the stage of each instrument with regard to its level of credit risk:

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Stage 1: financial instruments for which no significant increase in risk is identified since its initial recognition. In this case, the impairment provision reflects expected credit losses arising from defaults over the following 12 months from the reporting date.

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Stage 2: if there has been a significant increase in risk since the date of initial recognition, but the impairment event has not materialized the financial instrument is classified as Stage 2. In this case, the impairment provision reflects the expected losses from defaults over the residual life of the financial instrument.

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Stage 3: a financial instrument is catalogued in this stage when shows effective signs of impairment as a result of one or more events that have already occurred resulting in a loss. In this case, the amount of the impairment provision reflects the expected losses for credit risk over the expected residual life of the financial instrument.

Additionally, the amount relative to the impairment provision reflects expected credit risk losses through the expected residual life in those financial instruments purchased or originated credit impaired (POCI).

The methodology required for the quantification of expected loss due to credit events will be based on an unbiased and weighted consideration of the occurrence of up to five possible future scenarios that could impact the collection of contractual cash flows, taking into account the time-value of money, all available information relevant to past events, and current conditions and projections of macroeconomic factors deemed relevant to the estimation of this amount (e.g. GDP (Gross Domestic Product), house pricing, unemployment rate, etc.).

In estimating the parameters used for impairment provisions calculation (EAD (Exposure at Default), PD (Probability of Default), LGD (Loss Given Default) and discount rate), the Group leveraged on its experience developing internal models for calculating parameters for regulatory and management purposes. The Group is aware of the differences between such models and IFRS 9 requirements for impairment purposes. As a result, it has focused on adapting to such requirements to the development of its IFRS 9 impairment provision models.

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Determination of significant increase in risk: with the purpose of determine whether a financial instrument has increased its credit risk since initial recognition, proceeding with its classification into Stage 2, the Group considers the following criteria.

Quantitative criteria	Changes in the risk of a default occurring through the expected life of the financial instrument are analyzed and quantified with respect to its credit level in its initial recognition.

With the purpose of determining if such changes are considered as significant, with the consequent classification into Stage 2, each Group unit has defined the quantitative thresholds to consider in each of its portfolios taking into account corporate guidelines ensuring a consistent interpretation in all geographies.

Qualitative criteria

In addition to the quantitative criteria mentioned above, the Group considers several indicators that are aligned with those used in ordinary credit risk management (e.g.: over 30 days past due, forbearances, etc.). Each unit has defined these qualitative criteria for each of its portfolios, according to its particularities and with the policies currently in force. The use of these qualitative criteria is complemented with the use of an expert judgement.

-	Default definition: the definition considered for impairment provisioning purposes is consistent with that used in the development of advanced models for regulatory capital requirements calculations.
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Use of present, past and future information: estimation of expected losses requires a high component of expert judgement and it must be supported by past, present and future information. Therefore, these expected loss estimates take into consideration multiple macroeconomic scenarios for which the probability is measured considering past events, current situation and future trends and macroeconomic indicators, such as GDP or unemployment rate.

The Group already uses forward looking information in internal management and regulatory processes, considering several scenarios. In this sense, the Group has leveraged its experience in the management of such information, maintaining consistency with the information used in the other processes.

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Expected life of the financial instrument: with the purpose of its estimation all the contractual terms have been taken into account (e.g. prepayments, duration, purchase options, etc.), being the contractual period (including extension options) the maximum period considered to measure the expected credit losses. In the case of financial instruments with an uncertain maturity period and a component of undrawn commitment (e.g.: credit cards), expected life is estimated considering the period for which the entity is exposed to credit risk and the effectiveness of management practices mitigates such exposure.

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Impairment recognition: the main change with respect to the current standard related to assets measured at fair value with changes recognized through other comprehensive income. The portion of the changes in fair value due to expected credit losses will be recorded at the current profit and loss account while the rest will be recorded in other comprehensive income.

(c)   Hedge accounting: IFRS 9 includes new hedge accounting requirements which have a twofold objective: to simplify current requirements, and to bring hedge accounting in line with risk management, allowing to be a greater variety of derivative financial instruments which may be considered to be hedging instruments. Furthermore, additional breakdowns are required providing useful information regarding the effect which hedge accounting has on financial statements and also on the entity’s risk management strategy. The treatment of macro-hedges is being developed as a separate project under IFRS 9. Entities have the option of continuing to apply IAS 39 with respect to accounting hedges until the project has been completed. According to the analysis performed until now, the Group will continue to apply IAS 39 in hedge accounting.

Transition

The European Union has already endorsed IFRS 9. The criteria established by this rule for the classification, measurement and impairment of financial assets, will be applied in a retrospective way, adjusting the first opening balances in the first application date (January 1, 2018). This new international standard is aligned with the credit risk directives of the EBA and Bank of Spain Circular 4/2017.

Santander Group has estimated an impact in (Common Equity Tier 1 -CET 1-) fully loaded basis of -20bp. The Group will apply a progressive phased-in regime in the period of 5 years based on Regulation (EU) No 2017/2395 of the European Parliament and of the Council amending Regulation (EU) No 575/2013 as regards transitional arrangements for mitigating the impact of the introduction of IFRS 9 on own funds that would be an impact of the new impairment model of IFRS 9 of -1bp on Common Equity Tier 1 capital during the period from January 1, 2018 to December 31, 2018 or 5% of total impact. The increase in impairment provisions amounts to approximately €2,200 million.

The main causes of this impact are the requirements to record impairment provisions for the whole life of the transaction for instruments where a significant risk increase has been identified after initial recognition, in addition to forward-looking information in the estimates of impairment provisions.

IFRS 9 implementation strategy and governance

The Group has established a global and multidisciplinary workstream with the aim of adapting its processes to the new classification standards for financial instruments, accounting of hedges and estimating credit risk impairment, ensuring that these processes have been applied in a uniform way for all Group units, and, at the same time, have been adapted to each unit’s individual features.

Accordingly, since 2016, the Group has been working towards defining an objective internal model and analyzing all the changes which are needed to adapt accounting classifications and credit risk impairment estimation models in force in each unit to the previous definitions. The process was completed in 2017.

Regarding the governance structure, the Group set up a regular committee to manage the project, and a task force which is responsible for its tasks, ensuring that the pertinent responsible teams take part in coordination with all geographical areas.

Hence, the main divisions involved in the project at the highest level, and which are thus represented in the project governance bodies, are: Risks, Financial Accounting & Management Control and Technology and Operations. Internal Audit division was involved in the project, having kept regular meetings regarding the status of the project.

The governance structure currently implemented at both corporate level and in each one of the units, complies with the requirements set out in the new standards both in IFRS 9, and in other related regulatory standards (e.g., EBA credit risk guidelines).

Main project stages and milestones

In relation to the entry into force of this new international standard, in its 2016 consolidated financial statements the Group reported the progress and main milestones achieved to that date regarding the implementation plan for its adoption. This report includes an update on this information included in the 2016 consolidated financial statements.

The work undertaken by Santander Group includes an assessment of the financial instruments included in the classification and measurement requirements of IFRS 9 and the development of impairment methodology for calculating expected loss impairment provisions.

The Group has drawn up the accounting policies and methodological framework for the implementation developments carried out by each local unit. These internal regulations have been approved by all relevant corporate bodies before the new standard comes into force.

With regard to classification and measurement, since 2016 the Group has been carrying out an analysis of its stock of products, focusing mainly on those that could trigger a change in accounting methodology, due to the business model involved and failure to meet SPPI test requirements (solely payments of principal and interest).

Additionally, using information from 2017, the Group has updated this analysis and reviewed any new products during the period, assessing both its asset management strategies (identifying the corresponding business model), and broadening the review of products in stock.

The local units have now finished developing impairment models for all their portfolios. The implementation of these impairment methodologies has enabled the Group to assess the cause of impact in each portfolio, the impact of each material Group unit, and to consider the total impact at group level.

The Group has started, in the second half of 2017, the parallel calculation of impairment provisions under IFRS 9 formally, without prejudice to the fact that a preliminary parallel calculation was already being made at consolidated level for monitoring, performance tracking and impact purposes. Based on the preliminary results obtained from the impairment provisions calculations, the Group has addressed the disclosure requirements of the EBA’s second QIS (Quantitative Impact Study).

The governance process has been completed for the development, validation and approval of the model that started with a validation of the first models by the Corporate Internal Validation team and the Internal Validation units of the countries where these exist.

Further, given the importance of the control environment in the processes, the corporate development of the governance model of the impairment provisions calculation process as well as aspects related to the classification of financial instruments has been completed. The proposed model includes a reference design of the controls to be implemented in the new developments made in the implementation of the new standard. Also, as part of the proposed government model, has defined a process of periodic review of the main elements including, among others, the following areas:

-	Business models defined in each Group unit.
-	Quantitative and qualitative criteria defined for significant increase in risk.
-	Macroeconomic scenario defined for impairment provisions calculation.
-	Model adequacy for impairment provisions calculation.
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IFRS 15 Revenue from Contracts with Customers (effective for annual reporting periods beginning on or after January 1, 2018) - the new standard on the recognition of revenue from contracts with customers. It supersedes the following standards and interpretations currently in force: IAS 18, Revenue; IAS 11, Construction Contracts; IFRIC 13, Customer Loyalty Programs; IFRIC 15, Agreements for the Construction of Real Estate; IFRIC 18, Transfers of Assets from Customers; and SIC-31, Revenue-Barter Transactions Involving Advertising Services. Under IFRS 15, an entity recognizes revenue in accordance with the core principle of the standard by applying the following five steps: identify the contract(s) with a customer; identify the performance obligations in the contract; determine the transaction price; allocate the transaction price to the performance obligations identified in the contract; and recognize revenue when as the entity satisfies a performance obligation.

-	Clarifications to IFRS 15 income coming from contracts with clients.

The application of the aforementioned accounting Standard and its Clarifications will not have any material effects on the Group’s consolidated financial statements.

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Modification to IFRS 4 "Insurance contracts" applying IFRS 9 "Financial Instruments" (effective for annual reporting periods beginning on or after January 1, 2018). The purpose of the amendment is to give all companies that issue insurance contracts the option to recognize in other comprehensive income, instead of profit or loss, the volatility that could arise when applying IFRS 9, for new contracts before the adoption of the insurance standard and give companies whose activities are mostly insurance-related an optional temporary exemption from the application of IFRS 9 until the year 2021. Entities that defer the application of IFRS 9 will continue to apply the existing norm of Financial Instruments IAS 39.

The deferral of the aforementioned standard does not apply as the required conditions for this deferral are not met.

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IFRS 16 Leasings substitutes IAS 17, IFRIC (International Financial Reporting Interpretation Committee) 4, SIC (Standard Interpretations Committee)-15 and SIC-27. It was adopted by the European Union on October 31, 2017 through the Regulation (EU) 2017/1986. The effective date affects the annual periods starting on of January 1, 2019. The Santander Group has not applied the possibility of early adoption.

IFRS 16 establishes the principles for the recognition, valuation, presentation and breakdown of leases, with the aim of guaranteeing that both the lessee and the lessor provide relevant information that presents a true image of such operations. The standard foresees a single accounting model for the lessee, according to which the lessee must recognize the assets and liabilities related to all leases, unless lease term is 12 months or less or the value of the underlying asset is low.

Lessors continue to classify leases into operating or financial leases, and the approach of IFRS 16 with respect to the lessor's accounting remains in essence like the former approach, foreseen in IAS 17.

The standard includes guidance on a number of issues such as optional exemptions in its application, or the identification of a lease.

Definition of leasing

A contract is, or contains, a lease if it transfers the right to control the use of an identified asset for a period of time in exchange for a consideration. The control is transferred when the client has both the right to control the use of the identified asset and the right to obtain basically all the economic benefits derived from such use.

Lessee’s accounting

The lessee recognizes a right-of-use asset and a leasing liability.

The right-of-use asset is initially valued at the amount of the leasing liability plus all initial direct costs incurred by the lessee.

Once the lease has begun, the lessee values the right-of-use asset using a cost model (unless specific conditions apply), minus accumulated amortization.

The leasing liability is initially valued at the present value of the payable installments over the term of the lease, discounted at a rate implicit in the lease, if it can be easily determined, the lessee will apply the incremental interest rate of the debt.

Variable leasing payments that depend on an index or a rate are included in the initial valuation of the leasing liability, and are initially valued by applying the index or rate on the start date, while the remaining variable leasing payments are recognized in the income statement in the period in which the event or condition that triggers the payment takes place, unless the costs are included in the book value of another asset in accordance with another Standard.

Lessor’s accounting

Lessors classify each lease as operative or as financial. A lease is classified as financial if it transfers almost all the risks and benefits derived from the ownership of an underlying asset. All other leases will be classified as operating.

The lessor recognizes the assets acquired under financial leasing as accounts receivable for an amount equivalent to the net investment in the lease at the time of start of the lease.

Sale operations and subsequent leasing

To determine whether the transfer of an asset is accounted for as a sale or not, the Bank will apply IFRS 15 requirements in order to determine if an obligation has been satisfied.

If an asset’s transfer meets IFRS 15 requirements for being accounted for as a sale, the seller values the right-of-use asset in the proportion of the previous book value which refers to the retained right of use. Therefore, the seller only recognizes the amount of the benefit or loss related to the rights transferred to the buyer.

Sale and subsequent lease operations prior to the effective date of the Standard will not have retroactive effect with respect to the benefit recognition at the beginning of those operations.

Since alternative accounting treatments in the first application are allowed by the IFRS 16, the Group, from the point of view of the lessee, must take an accounting decision on the following options, which will influence the amount of the asset and liability to be recognized and, therefore, the financial ratios:

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Option 1 consists of redoing comparative statements as if active lease agreements had always been applied to it (full retrospective application, following IAS 8). The difference between the right of use and the leasing liability is recorded against reserves at the beginning of 2019 financial year.

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Option 2 does not recast comparative statements. In the case of leases which previously were operational, the liability as of January 1, 2019 is calculated by discounting the remaining future cash flows using the interest rate of the lessee's debt at the date of first application. The asset is valued as the liability (adjusted by any prepayment or accrual prior to the date of first application). Since there is no difference among the assets and liabilities, this option has no effect on equity, reflecting their impact as a higher cost (amortization and financial cost) throughout the lease’s life. In the case of leases that were previously financial, assets and liabilities recognized under IAS 17 are maintained.

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Option 3 is similar to option 2 except for the asset being valued as of January 2019 as if IFRS 16 had been applied since the beginning of the contract (but discounting the cash flows at the interest rate of the first date of application). The asset is calculated at the beginning of January 1, 2019 and the amount remaining to be amortized is recorded. The liability is calculated as of January 2019 in the same way as option 2. The difference between the lease liability and the right to use is recognized against reserves as of January 2019.

The Group is evaluating the effects derived from the application of IFRS 16.

-	Improvements to IFRS Cycle 2014-2016 – introduce lesser modifications than IFRS 12.

Lastly, at the date of preparation of these consolidated financial statements, the following standards which effectively come into force after December 31, 2017 had not yet been adopted by the European Union:

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Modification to the IFRS 2 Classification and measurement of share-based payment transactions – The amendments address the following areas: (a) Accounting for the effects that the requirements for the consolidation of the grant have in cash–settled share-based payment transactions, (b) Classification of share–based payment transactions with net settlement features for the tax withholding obligations; and (c) Accounting for modifications of share-based payment transactions terms and conditions from cash-settled to equity-settled payment transactions.

-	Annual Improvements to IFRS Standards 2014-2016 Cycle–Contains minor amendments to IFRS 1 and IAS 28.
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New interpretation to IFRIC 22 on Foreign currency transactions and advance considerations – When an entity reports a payment of advance consideration in order to recognize the profits associated to the income statement, it shall recognize both the consideration received as a non-monetary liability (deferred income or contract liabilities) in the statement of financial position at the exchange rate obtained according to the IAS 21 The Effects of changes in foreign exchange rates. When the deferred incomes are subsequently recognized in the income statement as incomes, the issue is raised on whether its measurement should reflect: the amount at which the deferred income was originally recognized, namely, when the consideration was originally received; or the consideration amount received is translated to the existing exchange rate on the date when the non-monetary element is generated as income in the income statement, generating an exchange gain or loss that reflects the difference between the amount of the consideration translated (i) to the exchange rate in force in the moment of its receipt and (ii) to the exchange rate in force when it is recognized in the income statement as a profit or loss.

-	Modification of IAS 40 Transfers of investment properties; Changes are made to the existing requirements or provide with some additional guidance on the implementation of such requirements.
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IFRIC 23 The uncertainty over income tax treatment; it applies to the tax gain or loss determination, tax bases, effects of tax laws, taxes and interest rates, when there is uncertainty about taxes treatment according to IAS 12.

-	IFRS 17 Insurance contracts; It is a new integrated accounting standard for insurance contracts, which includes recognition, measurement, presentation and disclosure.
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Modification of IAS 28 Investments in associates and joint ventures; there are changes in associate or joint venture long-term interests and IFRS 10 Consolidated Financial Statements - sales or contributions of assets between an investor and its associates or joint ventures.

The Group is currently analyzing the possible effects of these new standards and interpretations.

All accounting policies and measurement bases with a material effect on the consolidated financial statements for 2017 were applied in their preparation.

c)Use of critical estimates

The consolidated results and the determination of consolidated equity are sensitive to the accounting policies, measurement bases and estimates used by the directors of the Bank in preparing the consolidated financial statements. The main accounting policies and measurement bases are set forth in Note 2.

In the consolidated financial statements estimates were occasionally made by the senior management of the Bank and of the consolidated entities in order to quantify certain of the assets, liabilities, income, expenses and obligations reported herein. These estimates, which were made on the basis of the best information available, relate basically to the following:

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The impairment losses on certain assets: it applies to financial assets held for sale, loans and receivables, non-current assets and disposable groups of items classified as held for sale, investments, tangible assets and intangible assets (see Notes 6, 7, 8, 10, 12, 13, 16, 17 and 18);

-	The assumptions used in the actuarial calculation of the post-employment benefit liabilities and commitments and other obligations (see Note 25);
-	The useful life of the tangible and intangible assets (see Notes 16 and 18);
-	The measurement of goodwill arising on consolidation (see Note 17);
-	The calculation of provisions and the consideration of contingent liabilities (see Note 25);
-	The fair value of certain unquoted assets and liabilities (see Notes 6, 7, 8, 9, 10, 11, 20, 21 and 22);
-	The recoverability of deferred tax assets (see Note 27); and
-	The fair value of the identifiable assets acquired and the liabilities assumed in business combinations (see Note 3).

Although these estimates were made on the basis of the best information available at 2017 year-end, future events might make it necessary to change these estimates (upwards or downwards) in coming years. Changes in accounting estimates would be applied prospectively, recognizing the effects of the change in estimates in the related consolidated income statement.

d)Information relating to 2016 and 2015

On November 19, 2015, Circular 5/2015, of October 28, of the Spanish Securities Market Commission, which adapts the models established in Annex II of Circular 1/2008, dated January 30, for the credit entities, to the new models provided for in Circular 5/2014 of November 28, of the Bank of Spain, for the years beginning on or after January 1, 2016. The adaptation of the Circular has modified the breakdown and presentation of certain headings in the financial statements, without these changes being significant. The information for the years 2015 was re-classified in 2016 under this Circular in a way that is comparative.

The information in Note 4 relating to the ordinary shares outstanding of 2016 and 2015 periods has been recasted, in order to be presented in a comparative manner due to the capital increase described in Note 31.a.

Additionally, the impact of the acquisition of Banco Popular Español, S.A. (“Banco Popular”) (See Note 3) is not reflected in the comparative of the figures, mainly in the balance sheet, corresponding to the years 2016 and 2015.

Also, in 2016 the Group changed its accounting policy with respect to the definition of cash and cash equivalents used in the preparation of its statements of cash flows. Until 2015, the Group considered the balances held in cash and at central banks to be cash and cash equivalents, whereas, starting in 2016 it considers such cash balances to be cash, cash balances at central banks and other deposits on demand held at credit institutions without restrictions. This change gave rise to a reduction of €3,578 million in the total balance of cash and cash equivalents at 2015 year-end.  As required by the applicable accounting standard, IAS 8, the Group applied the new accounting policy retrospectively and modified the consolidated statements of cash flows for 2015, which gave rise in 2015 to a decrease in the net change in cash and cash equivalents of €4,003 million, a decrease in cash flows from operating activities of €7,179 million and an increase of €3,176 million in the effect of foreign exchange rate changes all of which with respect to the balances originally presented.

In order to interpret the changes in the balances with respect to December 31, 2017, it is necessary to take into consideration the exchange rate effect arising from the volume of foreign currency balances held by the Group in view of its geographic diversity (see Note 51.b) and the impact of the appreciation/(depreciation) of the various currencies against the euro in 2017, based on the exchange rates at the end of 2017: Mexican peso (-7.98%), U.S. dollar (-12.11%), Brazilian real (-13.65%), pound sterling (-3.50%), Chilean peso (-3.98%) and Polish zloty (5.59%); as well as the evolution of the comparable average exchange rates: Mexican peso (-3.07%), U.S. dollar (-1.88%), Brazilian real (6.58%), pound sterling (-6.74%), Chilean peso (2.18%), and Polish zloty (2.49%).

e)Capital management

i. Regulatory and economic capital

The Group's capital management is performed at regulatory and economic levels.

The aim is to secure the Group's solvency and guarantee its economic capital adequacy and its compliance with regulatory requirements, as well as an efficient use of capital.

To this end, the regulatory and economic capital figures and their associated metrics RORWA (return on risk-weighted assets), RORAC (return on risk-adjusted capital) and value creation of each business unit- are generated, analyzed and reported to the relevant governing bodies on a regular basis.

Within the framework of the internal capital adequacy assessment process (Pillar II of the Basel Capital Accord), the Group uses an economic capital measurement model with the objective of ensuring that there is sufficient capital available to support all the risks of its activity in various economic scenarios, with the solvency levels agreed upon by the Group; at the same time the Group assesses, also in the various scenarios, whether it meets the regulatory capital ratio requirements.

In order to adequately manage the Group's capital, it is essential to estimate and analyze future needs, in anticipation of the various phases of the business cycle. Projections of regulatory and economic capital are made based on the budgetary information (balance sheet, income statement, etc.) and the macroeconomic scenarios defined by the Group's economic research service. These estimates are used by the Group as a reference when planning the management actions (issues, securitizations, etc.) required to achieve its capital targets.

In addition, certain stress scenarios are simulated in order to assess the availability of capital in adverse situations. These scenarios are based on sharp fluctuations in macroeconomic variables (GDP, interest rates, housing prices, etc.) that mirror historical crisis that could happen again or plausible but unlikely stress situations.

Following is a brief description of the regulatory capital framework to which Santander Group is subject.

In December 2010 the Basel Committee on Banking Supervision published a new global regulatory framework for international capital standards (Basel III) which strengthened the requirements of the previous frameworks, known as Basel I, Basel II and Basel 2.5, and other requirements additional to Basel II (Basel 2.5), by enhancing the quality, consistency and transparency of the capital base and improving risk coverage. On June 26, 2013 the Basel III legal framework was included in European law through Directive 2013/36 (CRD IV), repealing Directives 2006/48 and 2006/49, and through Regulation 575/2013 on prudential requirements for credit institutions and investment firms (CRR).

The CRD IV was transposed into Spanish legislation through Law 10/2014 on the regulation, supervision and capital adequacy of credit institutions, and its subsequent implementing regulations contained in Royal Decree-Law 84/2015. This Circular largely repeals largely Circular 3/2008, on the calculation and monitoring of minimum capital (though, in the aspects covered by Circular 5/2008, on minimum capital and other mandatory reporting of information for mutual guarantee societies, the latter will remain in effect); and a section of Circular 2/2014, on the exercise of various regulatory options contained in the CRR. The CRR is directly applicable in EU Member States as from January 1, 2014 and repeals all lower-ranking rules providing for additional capital requirements.

The CRR establishes a phase-in that will permit a progressive adaptation to the new requirements in the European Union. These phase-in arrangements were incorporated into Spanish regulations through the approval of Royal Decree-Law 14/2013 and Bank of Spain Circular 2/2014. They affect both the new deductions and the issues and items of own funds which cease to be eligible as such under this new regulation. In March 2016, the European Central Bank published Regulation 2016/445/UE that modifies some of the phase-in dates applicable to Group, especially DTAs (Deferred Tax Assets) calendar. The capital buffers provided for in CRD IV are also subject to phase-in; they are applicable for the first time in 2016 and must be fully implemented by 2019.

The Basel regulatory framework is based on three pillars. Pillar I sets out the minimum capital requirements to be met, and provides for the possibility of using internal ratings and models (the Advanced Internal Ratings-Based AIRB approach) in the calculation of risk-weighted exposures. The aim is to render regulatory requirements more sensitive to the risks actually borne by entities in carrying on their business activities. Pillar II establishes a supervisory review system to improve internal risk management and internal capital adequacy assessment based on the risk profile. Lastly, Pillar III defines the elements relating to disclosures and market discipline.

On November 23, 2016, the European Commission released a draft of the new CRR and CRD IV incorporating different Basel standards, such as the Fundamental Review of the Trading Book for Market Risk, the Net Stable Funding Ratio for liquidity risk or the SA-CCR for calculation of the EAD by counterparty risk, and introduces modifications related to the treatment of central counterparties, from the MDA (Maximum distribution Amount), Pillar 2 and the leverage ratio, among others. The most significant change is the implementation of the TLAC (Total Loss-Absorbing Capacity) Term Sheet issued by the Financial Stability Board (FSB) in the capital framework. Therefore, systemically important banks will have to comply with MREL (Minimum Requirement for own funds and Eligible Liabilities)/TLAC requirements under Pillar 1 while non-systemically important banks need only comply with MREL under Pillar 2 that the resolution authority will decide on a case-by-case basis.

The Single Resolution Board (SRB) published its Minimum Required Eligible Liabilities (MREL) policy for 2017. For the 2017 resolution planning cycle, the SRB is in transition from MREL informational objectives to start establishing binding specific MREL consolidated objectives for each bank in the future, both at the single entry point (SPE) and the multiple entry point (MPE), for most large and complex banks, including all global institutions of systemic importance (G -SII).

The MREL policy of the SRB for 2017 is based on a gradual approach to reach the final objectives (target level) of MREL over a period of several years, and failure to do so could result in the consideration that the entity cannot be resolved. In relation to the subordination criterion, the SRB considers that the entities of global systemic importance (G-SIIs) have to comply at least with a level of subordination equal to 13.5% of the assets weighted by risk or risk-weighted assets (RWA) plus the Combined Buffer.

At December 31, 2017 the Group met the minimum capital requirements established by current legislation (See Note 54).

ii. Plan for the roll-out of advanced approaches and authorization from the supervisory authorities

The Group intends to adopt, over the next few years, the advanced internal ratings-based (AIRB) approach under Basel II for substantially all its banks, until the percentage of exposure of the loan portfolio covered by this approach exceeds 90%. The commitment assumed before the supervisor still implies the adaptation of advanced models within the ten key markets where Santander Group operates.

Accordingly, the Group continued in 2017 with the project for the progressive implementation of the technology platforms and methodological improvements required for the roll-out of the AIRB approach for regulatory capital calculation purposes at the various Group units.

The Group has obtained authorization from the supervisory authorities to use the AIRB approach for the calculation of regulatory capital requirements for credit risk for the Parent and the main subsidiaries in Spain, the United Kingdom and Portugal, as well as for certain portfolios in Germany, Mexico, Brazil, Chile, the Nordic countries (Norway, Sweden and Finland), France and the United States.

During 2017, approval was obtained for the sovereign portfolios, Institutions (FIRB method) and Specialized Financing (Slotting) in Chile, Mortgages and most revolving of Santander Consumer Germany as well as the portfolios of dealers of PSA France and PSA UK (FIRB method).

As regards the other risks explicitly addressed under Basel Pillar I, the Group is authorized to use its internal model for market risk for its treasury trading activities in UK, Spain, Chile, Portugal and Mexico.

For the purpose of calculating regulatory capital for operational risk, Santander Group has been applying the standardized approach provided for under the European Capital Requirements Directive. On 2017 the European Central Bank authorized the use of the Alternative Standardized Approach to calculate the capital requirements at consolidated level for operational risk at Banco Santander México, in addition to obtained was made in 2016 in Brazil.

f)Environmental impact

In view of the business activities carried on by the Group entities, the Group does not have any environmental liability, expenses, assets, provisions or contingencies that might be material with respect to its consolidated equity, financial position or results. Therefore, no specific disclosures relating to environmental issues are included in these consolidated financial statements.

g)Events after the reporting period

No significant events occurred from January 1, 2018 to the date on which these consolidated financial statements were authorized for issue other than the following:

Sale of our stake in WiZink

On March 26, 2018, we announced that our subsidiaries Banco Popular Español, S.A. and Banco Santander Totta, S.A. had reached an agreement with certain entities managed by Värde Partners, Inc. (“Varde”) and WiZink Bank, S.A. (“WiZink”) by virtue of  which (i) Popular will sell to Varde its 49% stake in WiZink; and (ii) Popular and Santander Totta will acquire the debit and credit card business sold through Popular in Spain and Portugal that WiZink had acquired from Popular in 2014 and 2016.

With these transactions we resume Banco Popular’s debit and credit card business which improves the marketing strategy and facilitates the integration of Banco Popular.

The above transactions remain subject to regulatory authorizations and other customary conditions for this kind of transactions. Closing of the transactions is expected within the second half of 2018.

h)Other information

UK Referendum

On June 23, 2016, the UK held a referendum on the UK’s membership of the European Union (the EU). The result of the referendum’s vote was to leave the EU. Immediately after this result, global and UK stock and exchange markets began a period of high volatility, including a sharp devaluation of the pound, which adds to the continuing uncertainty in relation to the departure of the United Kingdom and its future relationship with the EU.

On March 29, 2017, the UK gave notice under Article 50(2) of the Treaty on European Union of the UK’s intention to withdraw from the EU. This has triggered a two-year period of negotiation which will determine the new terms of the UK’s relationship with the EU. After that period the UK’s EU membership will cease. These negotiations are expected to run in parallel to standalone bilateral negotiations with the numerous individual countries and multilateral counterparties with which the UK currently has trading arrangements by virtue of its membership of the EU. The timing of, and process for, such negotiations and the resulting terms of the UK’s future economic, trading and legal relationships are uncertain.

Although the result does not entail any immediate change to the current operations and structure, it has caused volatility in the markets, including depreciation of the pound sterling, and is expected to continue to cause economic uncertainty which could adversely affect the results, financial condition and prospects. The terms and timing of the UK’s exit from the EU are yet to be confirmed and it is not possible to determine the full impact that the referendum, the UK’s exit from the EU and any related matters may have on general economic conditions in the UK (including on the performance of the UK housing market and UK banking sector) and, by extension, the impact the exit may have on the results, financial condition and prospects. Further, there is uncertainty as to whether, following exit from the EU, it will be possible to continue to provide financial services in the UK on a cross-border basis within other EU member states.

The UK political developments described above, along with any further changes in government structure and policies, may lead to further market volatility and changes in the fiscal, monetary and regulatory landscape. In consequence of the above, the Group could have a negative adverse effect on the financing availability and terms and, more generally, on the results, financial condition and prospects.

Fidelity Bonds

On July 13, 2017, Banco Santander and Banco Popular informed that they had decided to launch a compensation action aimed at building loyalty among their network retail clients affected by Banco Popular´s resolution (the “Fidelity Action”).

By virtue of the Fidelity Action, those clients who meet certain conditions and who have been affected by the resolution of Banco Popular will be able to receive, without any payment on their part, tradable securities issued by Banco Santander for a nominal value up to the investment in shares or certain subordinated bonds of Banco Popular (with certain limits) that they held as of the date of the resolution of Banco Popular. In order to benefit from such action, it will be necessary for the client to waive legal actions against the Group.

The Fidelity Action will be done through the delivery to the client of contingent redeemable perpetual bonds (“The Fidelity Bonds”) of Banco Santander, S.A. The Fidelity Bonds will accrue a discretional, non-cumulative cash coupon, payable quarterly in arrears.

The Fidelity Bonds are perpetual securities; however, it will be possible to totally redeem them by decision of Banco Santander, with the prior authorization of the European Central Bank, in any of the payment dates of the coupon, after seven years from their issuance.

In accordance with the conditions stipulated in the issuance of the Fidelity Bonds, related to the discretional remuneration by the Bank and other aspects, this financial instrument is considered as an equity instrument in accordance with the applicable regulation.

On September 12, 2017, we informed that the Fidelity Bonds had been approved by the Spanish Securities Market Commission and registered in its official records. The offer acceptance period goes from September 13, 2017 until December 7, 2017.

On December 15, 2017, the Group announced that once the offer acceptance period was finalized, the offer acceptances amounted to 77.88% of the total amount, and, therefore the nominal value of the Fidelity Bonds to be issued was €764 million, which market value of the bonds at the time of their concession was €525 million (See Note 3).